Income tax credit/(expense) (Tables)	6 Months Ended
Dec. 31, 2024
Income tax credit/(expense)
Schedule of income tax credit/(expense)

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss for the period	(38)	(89)	(105)	(160)
Foreign tax	(732)	(562)	(733)	(676)
Total current tax expense	(770)	(651)	(838)	(836)
Deferred tax
Origination and reversal of temporary differences	7,542	(6,194)	7,311	1,038
Total deferred tax credit/(expense)	7,542	(6,194)	7,311	1,038
Total income credit/(expense)	6,772	(6,845)	6,473	202

Schedule of amounts relating to tax have been recognized in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Deferred tax (Note 18)	1,389	(975)	861	1,342
Total income tax credit/(expense) recognized in other comprehensive income	1,389	(975)	861	1,342